TRANSACTIONS - Narrative (Details) (USD $)													12 Months Ended
	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 GSCP Parties [Member] Merger Agreement [Member]	Sep. 07, 2012 P2 Parties [Member] Merger Agreement [Member]	Sep. 07, 2012 Certain Members of Management [Member] Merger Agreement [Member]	Sep. 07, 2012 Line of Credit [Member]	Sep. 07, 2012 Revolving Credit Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Sep. 07, 2012 Stock Options [Member] Merger Agreement [Member]	Jun. 27, 2012 OpCo Notes [Member]	Jun. 21, 2012 OpCo Notes [Member]	Nov. 30, 2010 OpCo Notes [Member]	Sep. 07, 2012 HoldCo Notes [Member]	Dec. 28, 2012 Majority Shareholder [Member]
Business Acquisition [Line Items]
Percentage of common stock owned after merger		84.00%	14.00%	2.00%
Stated share price for merger agreement (in dollars per share)	$ 25.5
Shares Rolled into Company from Partner	927,386
Merger option exchange ratio								1000.00%
Merger option exchange fair value								$ 255.00
Line of credit facility, maximum borrowing capacity					$ 275,000,000		$ 225,000,000
Long-term debt, net of current portion												365,000,000
Release of Funds from Escrow												365,000,000
Terminated Line of Credit Facility, Maximum Borrowing Capacity						225,000,000
Aggregate consent payment										1,500,000
Stated interest rate (as a percent)										7.50%	7.00%
Aggregate principle consent amount									296,300,000
Percent of principal amount outstanding of consent solicitation									98.80%
Related Party Transaction, Expenses from Transactions with Related Party													$ 10,900,000